Other Gains (Losses) - Summary of Other gains (losses) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Gain And Loss [Line Items]
Proceeds (losses) from sales of other property, plant and equipment		$ (372,916)	$ 810,776
Gain (loss) on sale of other investments	$ 233,793		123,667
Other Gains (Losses)	(291,724)	221,846,937	981,981,296
Buildings
Disclosure Of Other Gain And Loss [Line Items]
Proceeds (losses) from sales of other property, plant and equipment		959,228
Huasco Power Station
Disclosure Of Other Gain And Loss [Line Items]
Proceeds (losses) from sales of other property, plant and equipment		3,808,947
Enel Transmisin Chile S.A.
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments			981,856,639
Arcadia Generacin Solar S.A
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments	$ (525,517)	215,618,389
Transmisora Elctrica de Quillota Ltda
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of investments		$ 1,833,289
Enel X AMPCI Ebus Chile S.P.A.
Disclosure Of Other Gain And Loss [Line Items]
Loss on sale			(788,848)
Sociedad de Inversiones K Cuatro SpA
Disclosure Of Other Gain And Loss [Line Items]
Loss on sale			$ (20,938)